Document and Entity Information	May 03, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001656634
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 03, 2021
Entity Registrant Name	Gritstone bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38663
Entity Tax Identification Number	47-4859534
Entity Address, Address Line One	5959 Horton Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(510)
Local Phone Number	871-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	GRTS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true